TRANSAMERICA SERIES TRUST

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

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Effective on or about November 1, 2022, Transamerica Asset Management, Inc. (“TAM”) will replace Milliman Financial Risk Management LLC (“Milliman”) as sub-adviser to the Transamerica Managed Risk – Balanced ETF VP, Transamerica Managed Risk – Conservative ETF VP and Transamerica Managed Risk – Growth ETF VP (each, a “portfolio” and together, the “portfolios”) with Goldman Sachs Asset Management, L.P. (“GSAM”) as sub-adviser. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

As discussed further below, in connection with the change in sub-adviser: (i) each portfolio will be renamed; (ii) each portfolio’s principal investment strategies will change; and (iii) each portfolio’s management fee and sub-advisory fee schedules will be lowered.

TAM will continue to serve as each portfolio’s investment manager.

Effective on or about November 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectuses and Statement of Information, as applicable, concerning the portfolios.

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Each portfolio will lower its management fee schedule as described below.

TAM will receive compensation from each portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $50 million	0.34%
Over $50 million up to $250 million	0.32%
Over $250 million up to $5 billion	0.30%
Over $5 billion up to $7 billion	0.29%
Over $7 billion up to $9 billion	0.2875%
In excess of $9 billion	0.28%

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The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Growth ETF VP

Effective November 1, 2022, the management fee of each portfolio is 0.34% of the first $50 million; 0.32% over $50 million up to $250 million; 0.30% over $250 million up to $5 billion; 0.29% over $5 billion up to $7 billion; 0.2875% over $7 billion up to $9 billion; and 0.28% in excess of $9 billion in average daily net assets. Prior to November 1, 2022, the management fee was 0.34% of the first $50 million; 0.32% over $50 million up to $250 million; and 0.30% in excess of $250 million in average daily net assets.

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Transamerica Managed Risk – Balanced ETF VP

Transamerica Managed Risk – Balanced ETF VP will be renamed Transamerica Goldman Sachs Managed Risk – Balanced ETF VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 50% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 50% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.

•

The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 70% of net assets or decrease exposure to equity ETFs to approximately 25% of net assets and is permitted to increase exposure to fixed income ETFs to approximately 75% of net assets or decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•

The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

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Transamerica Managed Risk – Conservative ETF VP

Transamerica Managed Risk – Conservative ETF VP will be renamed Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities (“equity ETFs”) and 65% of its net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.

•

The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 50% of net assets or decrease exposure to equity ETFs to approximately 15% of nets assets and is permitted to increase exposure to fixed income ETFs to approximately 85% of net assets or decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•

The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Transamerica Managed Risk – Growth ETF VP

Transamerica Managed Risk – Growth ETF VP will be renamed Transamerica Goldman Sachs Managed Risk – Growth ETF VP and the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).

In seeking to achieve its investment objective, the portfolio follows these investment strategies:

•

Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.

•

The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 100% of net assets or decrease exposure to equity ETFs to approximately 35% of net assets, and is permitted to increase exposure to fixed income ETFs to approximately 65% of net assets or decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.

•

The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.

•

The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs.

The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

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SUB-ADVISER:

The portfolios’ sub-adviser will be as follows:

Goldman Sachs Asset Management, L.P., an affiliate of Goldman Sachs & Co. LLC, has been a registered investment adviser since 1990. As of December 31, 2021, Goldman Sachs Asset Management, L.P. had approximately $2.21 trillion in total assets under supervision. Goldman Sachs Asset Management, L.P.’s principal business address is 200 West Street, New York, NY 10282.

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PORTFOLIO MANAGERS:

Each portfolio’s portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director and Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.

Portfolio Manager of the portfolio since 2022; Head of multi-asset funds and model portfolio management within the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015

Wael Younan	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2010
Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Vice President of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

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MANAGEMENT FEES:

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager” for each of the portfolios:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	First $50 million	0.34%
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	Over $50 million up to $250 million	0.32%
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	Over $250 million up to $5 billion	0.30%
	Over $5 billion up to $7 billion	0.29%
	Over $7 billion up to $9 billion	0.2875%
	In excess of $9 billion	0.28%

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SUB-ADVISORY FEES:

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers” for each of the portfolios:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Transamerica Goldman Sachs Managed Risk – Growth ETF VP	Goldman Sachs Asset Management, L.P.(8)	First $1 billion Over $1 billion up to $3 billion Over $3 billion up to $5 billion Over $5 billion up to $7 billion Over $7 billion up to $9 billion In excess of $9 billion	0.07% 0.055% 0.050% 0.045% 0.0425% 0.035%

(8)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk – Growth ETF VP.

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Investors Should Retain this Supplement for Future Reference

June 28, 2022